FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of gross holding gains and fair value of held-to-maturity securities

The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 is as follows:

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 1/28/21)*	230,091,280	7,515	230,098,795

*     Upon maturity, the securities were reinvested into money market funds, which invest in U.S. Treasury Securities. As of December 31, 2021 there were no held-to-maturity securities.

Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Markets	December 31,	December 31,
Description	(level)	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$230,157,661	$230,098,795

Liabilities:
Warrant Liability – Public Warrants	1	$7,820,000	$15,985,000
Warrant Liability – Private Placement	3	$4,946,082	$9,504,000

Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

	Markets	June 30,	December 31,
Description	(level)	2022	2021
Assets:
Cash and Marketable Securities held in Trust Account	1	$83,421,902	$230,158,259

Liabilities:
Warrant Liability – Public Warrants	1	$920,000	$7,820,000
Warrant Liability – Private Placement	3	$528,000	$4,946,082

Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

December 31,
Input:	2021
Risk-free interest rate	1.26%
Expected term (years)	5.28
Expected volatility	18.8%
Exercise price	$11.50
Stock Price	$9.96

	December 31,	December 31,
Input:	2021	2020
Risk-free interest rate	1.26%	0.36%
Expected term (years)	5.28	5.49
Expected volatility	18.8%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.96	$10.22

Schedule of changes in fair value of warrant liabilities

	Private
	Placement	Public
Fair value as of January 1, 2022	4,946,082	—
Change in fair value	(295,793)	—
Fair value as of March 31, 2022	$4,650,289	—
Change in fair value	(4,122,289)	—
Fair value as of June 30, 2022	$528,000	—

	Private
	Placement	Public
Fair value as of January 1, 2021	9,504,000	—
Change in fair value	3,871,560	—
Fair value as of March 31, 2021	$13,375,560	—
Change in fair value	(115,675)	—
Fair value as of June 30, 2021	$13,259,885	—

	Private
	Placement	Public
Fair value as of May 28, 2020	—	—
Initial measurement on July 30, 2020	$6,732,000	$11,270,000
Transfer from Level 3 to Level 1	—	(11,270,000)
Change in fair value	2,772,000	—
Fair value as of December 31, 2020	$9,504,000	—
Change in fair value	(4,557,918)	—
Fair value as of December 31, 2021	$4,946,082	—